Cover	Sep. 25, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 25, 2026
Entity File Number	001-32513
Entity Registrant Name	Dyadic International, Inc.
Entity Central Index Key	0001213809
Entity Tax Identification Number	45-0486747
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1044 North U.S. Highway One
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Jupiter
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33477
City Area Code	(561)
Local Phone Number	743-8333
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	DYAI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false